The Advisors’ Inner Circle Fund (The “TRUSt”)

Westwood LargeCap Value Fund (the “LargeCap Value Fund”)

Westwood SMidCap Fund (the “SMidCap Fund”)

Westwood SmallCap Fund (the “SmallCap Fund”)

Westwood Emerging Markets Fund (the “Emerging Markets Fund”)

Westwood Strategic Convertibles Fund (the “Strategic Convertibles Fund”)

Westwood Income Opportunity Fund (the “Income Opportunity Fund”)

Westwood Emerging Markets Plus Fund (the “Emerging Markets Plus Fund”)

Westwood Flexible Income Fund (the “Flexible Income Fund,” and, together with the LargeCap Value Fund, SMidCap Fund, SmallCap Fund, Emerging Markets Fund, Strategic Convertibles Fund, Income Opportunity Fund and Emerging Markets Plus Fund, the “Funds”)

Supplement dated November 12, 2019 to:

•	the A Class Shares Statutory Prospectus for the LargeCap Value Fund, Emerging Markets Fund and Emerging Markets Plus Fund, dated March 1, 2019, as supplemented (the “March 2019 A Class Prospectus”);

•	the A Class Shares Statutory Prospectus for the SmallCap Fund and Income Opportunity Fund, dated September 3, 2019 (the “September 2019 A Class Prospectus”);

•	the C Class Shares Statutory Prospectus for the SmallCap Fund and Income Opportunity Fund, dated September 3, 2019 (the “C Class Prospectus”);

•	the Institutional Shares Statutory Prospectus for the LargeCap Value Fund, SMidCap Fund, Emerging Markets Fund, Income Opportunity Fund, SmallCap Fund, Strategic Convertibles Fund, Emerging Markets Plus Fund and Flexible Income Fund, dated March 1, 2019, as supplemented (the “Institutional Prospectus”); and

•	the following Summary Prospectuses (together with the Institutional Prospectus, March 2019 A Class Prospectus, September 2019 A Class Prospectus and C Class Prospectus, the “Prospectuses”):

▪	the LargeCap Value Fund’s A Class Shares Summary Prospectus, dated March 1, 2019, as supplemented (the “LargeCap Value A Class Summary Prospectus”);
▪	the Emerging Markets Fund’s A Class Shares Summary Prospectus, dated March 1, 2019, as supplemented (the “Emerging Markets A Class Summary Prospectus”);
▪	the SMidCap Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019, as supplemented (the “SMidCap Institutional Summary Prospectus”);
▪	the SmallCap Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019, as supplemented (the “SmallCap Institutional Summary Prospectus”);
▪	the Strategic Convertibles Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019, as supplemented (the “Strategic Convertibles Institutional Summary Prospectus”); and
▪	the Flexible Income Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019, as supplemented (the “Flexible Income Institutional Summary Prospectus”).

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The minimum initial investment amounts for Institutional Shares and A Class Shares of the Funds, and the minimum balance amounts for Institutional Shares, A Class Shares and C Class Shares of the Funds have been revised as follows:

Share Class	Current Minimum Initial Investment Amount	New Minimum Initial Investment Amount
A Class Shares
LargeCap Value Fund	$5,000	$1,000
Emerging Markets Fund
Institutional Shares
SMidCap Fund	$5,000	$100,000
SmallCap Fund
Strategic Convertibles Fund
Flexible Income Fund

Share Class	Current Minimum Balance Amount	New Minimum Balance Amount
A Class Shares
LargeCap Value Fund	$5,000	$500
Emerging Markets Fund
Income Opportunity Fund	$1,000	$500
SmallCap Fund
Institutional Shares
LargeCap Value Fund	$5,000	$500
SMidCap Fund
Emerging Markets Fund
Income Opportunity Fund
SmallCap Fund
Strategic Convertibles Fund
Emerging Markets Plus Fund
Flexible Income Fund
C Class Shares
Income Opportunity Fund	$1,000	$500
SmallCap Fund

Accordingly, the Prospectuses are hereby amended and supplemented as follows:

1. In the “Purchase and Sale of Fund Shares” sections of the LargeCap Value A Class Summary Prospectus and the Emerging Markets A Class Summary Prospectus, and the corresponding sections of the March 2019 A Class Prospectus, the first sentence is hereby deleted and replaced with the following:

To purchase shares of the Fund for the first time, including an initial purchase through an IRA or other tax qualified account, you must invest at least $1,000.

2. In the “Purchasing, Selling and Exchanging Fund Shares” section of the March 2019 A Class Prospectus, the first sentence under the “Minimum Purchases” heading is hereby deleted and replaced with the following:

You can open an account with a Fund, including an initial purchase through an IRA or other tax qualified account, with a minimum initial investment of $1,000.

3. In the “Purchase and Sale of Fund Shares” sections of the SMidCap Institutional Summary Prospectus, the SmallCap Institutional Summary Prospectus, the Strategic Convertibles Institutional Summary Prospectus and the Flexible Income Institutional Summary Prospectus, and the corresponding sections of the Institutional Prospectus, the first sentence is hereby deleted and replaced with the following:

To purchase shares of the Fund for the first time, you must invest at least $100,000.

4. In the “Purchasing, Selling and Exchanging Fund Shares” section of the Institutional Prospectus, the first two sentences under the “Minimum Purchases” heading are hereby deleted and replaced with the following:

You can open an account with a Fund with a minimum initial investment of $100,000.

5. In the “Purchasing, Selling and Exchanging Fund Shares” sections of the March 2019 A Class Prospectus, the September 2019 A Class Prospectus, the C Class Prospectus and the Institutional Prospectus, the first sentence under the “Involuntary Redemptions of Your Shares” heading is hereby deleted and replaced with the following:

If your account balance drops below $500 because of redemptions, you may be required to sell your shares.

Please retain this supplement for future reference.

WHG-SK-071-0100

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